Warrant Derivative - Schedule of Fair Value of the Warrants (Details)	Nov. 12, 2024	Nov. 05, 2024	Oct. 14, 2024
Market price per share [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants	1.13	0.84	0.77
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants	0.72	0.72
Exercise price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants			0.61
Exercise price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants			0.72
Risk free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants	4.33	4.17	3.89
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants
Expected term/Contractual life (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants	5.5	5.5	5.25